Share Capital And Warrants - Summary of Contributed Surplus (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Contributed Surplus [Line Items]
Beginning balance	$ 13,710	$ (7,908)	$ 11,521
Share-based compensation	7,410	39,524	4,576
Warrants exercised	2,182	17,950
Ending balance	(7,908)	221,198	13,710
Contributed Surplus
Disclosure Of Contributed Surplus [Line Items]
Beginning balance	4,551	9,493
Share-based compensation	6,889	37,009	4,551
Warrants forfeited	(82)
Warrants exercised	(1,865)	(16,310)
Ending balance	$ 9,493	$ 30,192	$ 4,551